Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Excluding Non- recurring charges, net	$ 11,732	$ 15,971
Non- recurring charges, net		(5,002)
Income from operations	11,732	10,969
Clinical Research
Excluding Non- recurring charges, net	10,099	18,677
Non- recurring charges, net		(3,457)
Income from operations	10,099	15,220
Central Laboratory
Excluding Non- recurring charges, net	1,633	(2,706)
Non- recurring charges, net		(1,545)
Income from operations	$ 1,633	$ (4,251)